Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	6.25
Maximum Aggregate Offering Price	$ 31,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,315.63
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover an indeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Calculated in accordance with Rule 457(c) and (h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee, which is based on the average of the high and low market prices of the shares of Common Stock of the Registrant as reported on the Nasdaq Capital Market on July 28, 2026. Represents an additional 5,000,000 shares of Common Stock issuable under the Amended and Restated NextDecade Corporation 2017 Omnibus Incentive Plan, as amended, which increase in shares of Common Stock was approved by the Registrant's stockholders at its Annual Meeting of Stockholders on June 3, 2026.